BANK BORROWINGS (Tables)	12 Months Ended
May 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of May 31,
	repayments	interest rate	2025	2024
			$’000	$’000

Term loans	Within 5 years	2.0%	236	606

			236	606
Representing :-
Within 12 months			236	606

			236	606